Long-term Debt - Principal Payments (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Long-term Debt, by Maturity [Abstract]
June 30, 2018	$ 3,852,565
Total principal payments	3,852,565
Less: Financing fees	(52,041)
Total debt	$ 3,800,524